Exploration Contracts - Reconciliation of the Company's explorations contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	$ 449
TOML Acquisition (Note 7)	42,701
Balance at the end	43,150
Balance at ending	43,150	$ 43,150
NORI Contract
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	250
TOML Acquisition (Note 7)	0
Balance at the end	250
Balance at ending	250	250
Marawa Option Agreement
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	199
TOML Acquisition (Note 7)	0
Balance at the end	199
Balance at ending	199	199
TOML Contract
Finite-Lived Intangible Assets [Line Items]
TOML Acquisition (Note 7)	42,701
Balance at the end	42,701
Balance at ending	$ 42,701	$ 42,701